Business and Organization	6 Months Ended
Jun. 30, 2011
Business and Organization
(1)	Business and Organization

CDSI Holdings Inc. (the “Company” or “CDSI”) was incorporated in Delaware on December 29, 1993 and is a shell company as defined in Rule 12b-2 of the Securities Exchange Act of 1934.  On January 12, 1999, the Company’s stockholders voted to change the corporate name of the Company from PC411, Inc. to CDSI Holdings Inc.  Prior to May 1998, the Company’s principal business was an on-line electronic delivery information service that transmitted name, address, telephone number and other related information digitally to users of personal computers (the “PC411 Service”).  In May 1998, the Company acquired Controlled Distribution Systems, Inc. (“CDS”), a company engaged in the marketing and leasing of an inventory control system for tobacco products.  In February 2000, CDSI announced CDS would no longer actively engage in the business of marketing and leasing the inventory control system. In November 2003, the Company and its wholly-owned subsidiary CDS merged with the Company as the surviving corporation.

At June 30, 2011, the Company had an accumulated deficit of $8,357,429.  The Company has reported an operating loss in each of its fiscal quarters since inception and it expects to continue to incur operating losses in the immediate future.  There is a risk the Company will continue to incur operating losses.

Through June 30, 2011, CDSI was seeking acquisition and investment opportunities.  On July 27, 2011, CDSI entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) by and among CDSI, CDSI Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of CDSI (“Merger Sub”), SG Blocks, Inc., a Delaware corporation (“SG Blocks”), and certain stockholders of SG Blocks (“Signing Stockholders”). See Note 6.  Upon the consummation of the transactions contemplated by the Merger Agreement, Merger Sub will be merged with and into SG Blocks, with SG Blocks surviving the merger and becoming a wholly-owned subsidiary of CDSI.  As CDSI has only limited cash resources, CDSI’s ability to complete the transactions contemplated by the Merger Agreement or any other acquisition or investment opportunities it may identify will depend on its ability to raise additional financing, as to which there can be no assurance. There can be no assurance that the Company will successfully complete or integrate any acquisition or investment, or that acquisitions or investments, if completed, will contribute favorably to its operations and future financial condition.